Credit risk concentrations	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Credit risk concentrations
Note 7: Credit risk concentrations

Concentrations of credit risk in the lending and off-balance sheet credit-related arrangements portfolios arise when a number of customers are engaged in similar business activities, are in the same geographic region, or when they have similar economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic conditions. The Bank regularly monitors various segments of its credit risk portfolio to assess potential concentrations of risks and to obtain collateral when deemed necessary. In the Bank's commercial portfolio, risk concentrations are evaluated primarily by industry and by geographic region of loan origination. In the consumer portfolio, concentrations are evaluated primarily by products. Credit exposures include loans, guarantees and acceptances, letters of credit and commitments for undrawn lines of credit. Unconditionally cancellable credit cards and overdraft lines of credit are excluded from the tables below.

The following tables summarize the credit exposure of the Bank by business sector and by geographic region. The on-balance sheet exposure amounts disclosed are net of specific allowances and the off-balance sheet exposure amounts disclosed are gross of collateral held.

	December 31, 2018			December 31, 2017
Business sector	Loans	Off-balance sheet	Total credit exposure	Loans	Off-balance sheet	Total credit exposure
Banks and financial services	611,404	415,124	1,026,528	459,132	390,278	849,410
Commercial and merchandising	316,349	182,440	498,789	261,560	193,583	455,143
Governments	104,857	—	104,857	153,952	85,807	239,759
Individuals	2,339,854	89,931	2,429,785	2,274,632	114,215	2,388,847
Primary industry and manufacturing	120,088	1,003	121,091	59,532	9,567	69,099
Real estate	395,086	1,547	396,633	439,595	2,225	441,820
Hospitality industry	160,680	3,497	164,177	144,808	73	144,881
Transport and communication	5,758	75	5,833	5,494	—	5,494
Sub-total	4,054,076	693,617	4,747,693	3,798,705	795,748	4,594,453
General allowance	(10,187)	—	(10,187)	(21,843)	—	(21,843)
Total	4,043,889	693,617	4,737,506	3,776,862	795,748	4,572,610

	December 31, 2018				December 31, 2017
Geographic region	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Australia	145,675	—	—	145,675	113,920	—	—	113,920
Bermuda	36,827	2,133,859	333,845	2,504,531	14,512	2,132,918	418,850	2,566,280
Canada	759,437	—	—	759,437	386,322	—	—	386,322
Cayman	18,138	730,418	222,189	970,745	67,942	669,767	229,731	967,440
Guernsey	6	290,578	22,619	313,203	3	292,806	41,648	334,457
Japan	14,271	—	—	14,271	12,852	—	—	12,852
Jersey	—	9,083	449	9,532	—	—	—	—
New Zealand	1,082	—	—	1,082	7,951	—	—	7,951
Norway	8,750	—	—	8,750	25,440	—	—	25,440
Saint Lucia	—	90,000	—	90,000	—	120,000	—	120,000
Switzerland	6,637	—	—	6,637	5,743	—	—	5,743
The Bahamas	1,534	14,367	—	15,901	1,652	17,451	—	19,103
United Kingdom	725,634	783,708	114,515	1,623,857	775,853	562,013	105,519	1,443,385
United States	411,248	—	—	411,248	544,703	—	—	544,703
Other	4,321	2,063	—	6,384	6,998	3,750	—	10,748
Sub-total	2,133,560	4,054,076	693,617	6,881,253	1,963,891	3,798,705	795,748	6,558,344
General allowance	—	(10,187)	—	(10,187)	—	(21,843)	—	(21,843)
Total	2,133,560	4,043,889	693,617	6,871,066	1,963,891	3,776,862	795,748	6,536,501